Provisions - Summary of Other Provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]
Disclosure of other provisions [abstract]
Due within one year	€ 620	€ 624	[1]	€ 525
Due after one year	664	697	[1]	€ 794
Total Provisions	€ 1,284	€ 1,321

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.